Federated Hermes Ultrashort Bond Fund
Portfolio of Investments
June 30, 2025 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—42.9%
		Auto Receivables—25.7%
$ 4,000,000		Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 4,076,711
2,500,000		Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	2,553,775
4,000,000		Ally Auto Receivables Trust 2023-A, Class C, 6.080%, 1/17/2034	4,063,117
3,000,000		Ally Auto Receivables Trust 2024-1, Class C, 5.410%, 11/15/2029	3,026,370
3,500,000		Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	3,530,549
3,125,036		Ally Bank Auto Credit-Linked N 2024-B, Class D, 5.410%, 9/15/2032	3,135,663
4,166,715		Ally Bank Auto Credit-Linked N 2024-B, Class E, 6.678%, 9/15/2032	4,191,701
1,231,440		Ally Bank Auto Credit-Linked Notes 2024-A, Class B, 5.827%, 5/17/2032	1,245,883
1,847,161		Ally Bank Auto Credit-Linked Notes 2024-A, Class C, 6.022%, 5/17/2032	1,868,012
1,231,440		Ally Bank Auto Credit-Linked Notes 2024-A, Class D, 6.315%, 5/17/2032	1,246,100
18,800,000		AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	19,244,763
4,119,010		ARI Fleet Lease Trust 2024-A, Class A2, 5.300%, 11/15/2032	4,137,085
1,310,000		ARI Fleet Lease Trust 2024-A, Class B, 5.160%, 11/15/2032	1,327,893
4,940,656		ARI Fleet Lease Trust 2024-B, Class A2, 5.540%, 4/15/2033	4,972,589
2,400,000		ARI Fleet Lease Trust 2025-A, Class B, 4.700%, 1/17/2034	2,412,464
2,200,000		ARI Fleet Lease Trust 2025-A, Class C, 4.900%, 1/17/2034	2,211,600
3,670,000		ARI Fleet Lease Trust 2025-B, Class C, 5.240%, 3/15/2034	3,705,510
1,621,929	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class C, 5.805% (30-DAY AVERAGE SOFR +1.500%), 12/26/2031	1,629,984
405,482	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class D, 6.355% (30-DAY AVERAGE SOFR +2.050%), 12/26/2031	408,607
810,965	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class E, 7.905% (30-DAY AVERAGE SOFR +3.600%), 12/26/2031	824,563
7,580,234	[1]	BMW Vehicle Lease Trust 2024-2, Class A2B, 4.725% (30-DAY AVERAGE SOFR +0.420%), 1/25/2027	7,578,234
3,650,000		Bof Ursa Funding 2024-SN1A, Class C, 5.830%, 12/15/2028	3,706,435
4,650,000		Bof Ursa Funding 2024-SN1A, Class D, 6.360%, 7/16/2029	4,761,172
5,000,000		CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	5,064,358
3,500,000		CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	3,552,971
3,500,000		CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	3,581,604
7,000,000		CarMax Auto Owner Trust 2024-2, Class D, 6.420%, 10/15/2030	7,233,609
1,750,000		CarMax Auto Owner Trust 2024-4, Class D, 5.360%, 8/15/2031	1,779,486
3,550,000		CarMax Auto Owner Trust 2025-1, Class B, 5.110%, 9/16/2030	3,627,749
3,825,000		CarMax Auto Owner Trust 2025-1, Class C, 5.260%, 10/15/2030	3,909,686
3,965,000		CarMax Auto Owner Trust 2025-1, Class D, 5.600%, 7/15/2031	3,999,193
2,680,000		Chase Auto Credit Linked Notes 2025-1, Class C, 4.851%, 2/25/2033	2,692,371
2,015,000		Chase Auto Credit Linked Notes 2025-1, Class D, 5.047%, 2/25/2033	2,024,273
1,000,000		Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,006,456
750,000		Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	750,314
1,750,000		Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	1,748,586
3,000,000		Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	3,044,838
4,500,000		Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	4,569,473
9,411,825	[1]	Chesapeake Funding II LLC 2024-1A, Class A2, 5.073% (30-DAY AVERAGE SOFR +0.770%), 5/15/2036	9,420,638
1,800,000		Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	1,831,795
3,500,000		Chesapeake Funding II LLC 2024-1A, Class C, 5.600%, 5/15/2036	3,568,670
3,712,172	[1]	Citizens Auto Receivables Trust 2024-2, Class A2B, 4.843% (30-DAY AVERAGE SOFR +0.540%), 11/16/2026	3,712,305
14,500,000		Drive Auto Receivables Trust 2024-1, Class C, 5.430%, 11/17/2031	14,656,981
15,000,000		Drive Auto Receivables Trust 2024-2, Class D, 4.940%, 5/17/2032	15,006,052
14,000,000		Drive Auto Receivables Trust 2025-1, Class D, 5.410%, 9/15/2032	14,143,970

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 585,118		Enterprise Fleet Financing LLC 2022-3, Class A2, 4.380%, 7/20/2029	$ 584,650
7,518,895		Enterprise Fleet Financing LLC 2023-3, Class A2, 144A, 6.400%, 3/20/2030	7,630,951
12,110,227		Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	12,200,136
3,537,414		Enterprise Fleet Financing LLC 2024-2, Class A2, 5.740%, 12/20/2026	3,556,770
7,065,506		Enterprise Fleet Financing LLC 2024-3, Class A2, 5.310%, 4/20/2027	7,091,127
6,000,000		Enterprise Fleet Financing LLC 2024-4, Class A2, 4.690%, 7/20/2027	6,004,555
7,000,000		Ford Credit Auto Lease Trust 2023-B, Class D, 6.970%, 6/15/2028	7,079,471
10,250,000		Ford Credit Auto Lease Trust 2025-A, Class B, 4.960%, 2/15/2029	10,344,142
2,320,000		Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,330,080
4,000,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	4,170,860
14,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class B, 5.310%, 5/15/2028	14,053,343
10,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	10,071,461
13,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	13,158,092
12,000,000	[1]	Ford Credit Floorplan Master Owner Trust 2024-3, Class A2, 5.073% (30-DAY AVERAGE SOFR +0.770%), 9/15/2029	12,018,621
2,650,000		GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	2,686,867
7,000,000		GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	7,071,766
6,750,000	[1]	General Motors 2024-1A, Class A2, 5.053% (30-DAY AVERAGE SOFR +0.750%), 3/15/2029	6,778,237
16,700,000	[1]	General Motors 2024-4A, Class A2, 4.853% (30-DAY AVERAGE SOFR +0.550%), 11/15/2029	16,715,002
11,000,000		GM Financial Automobile Leasing Trust 2025-2, Class C, 5.040%, 10/22/2029	11,079,737
3,250,000		GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,305,261
6,000,000		GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	6,093,275
2,250,000		GM Financial Securitized Term 2024-1, Class B, 5.160%, 8/16/2029	2,286,698
1,600,000		GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	1,625,563
2,000,000		GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	2,030,036
1,800,000		GreenState Auto Receivables Trust 2024-1A, Class SUB, 6.500%, 6/15/2032	1,826,659
12,000,000		Hyundai Auto Lease Securitization Trust 2024-A, Class A, 5.350%, 5/15/2028	12,067,396
4,865,000		Hyundai Auto Lease Securitization Trust 2025-A, Class B, 5.150%, 6/15/2029	4,924,046
7,000,000		Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	7,158,589
9,500,000		Hyundai Auto Receivables Trust 2025-B, Class C, 4.920%, 7/15/2032	9,640,849
3,500,000		LAD Auto Receivables Trust 2024-2A, Class B, 5.500%, 7/16/2029	3,571,061
2,300,000		LAD Auto Receivables Trust 2024-2A, Class C, 5.660%, 10/15/2029	2,334,933
1,700,000		LAD Auto Receivables Trust 2024-2A, Class D, 6.370%, 10/15/2031	1,726,270
3,200,000		LAD Auto Receivables Trust 2024-3A, Class C, 4.930%, 3/15/2030	3,198,727
2,800,000		LAD Auto Receivables Trust 2024-3A, Class D, 5.180%, 2/17/2032	2,801,670
7,000,000		Navistar Financial Dealer Note 2024-1, Class A, 5.590%, 4/25/2029	7,058,963
3,675,000		Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	3,685,811
1,948,000		Navistar Financial Dealer Note Master Trust 2023-1, Class B, 6.480%, 8/25/2028	1,956,453
13,000,000	[1]	NextGear Floorplan Master Owner 2024-2A, Class A1, 5.183% (30-DAY AVERAGE SOFR +0.880%), 9/15/2029	13,078,142
4,750,000	[1]	NextGear Floorplan Master Owner Trust 2023-1A, Class A1, 5.403% (30-DAY AVERAGE SOFR +1.100%), 3/15/2028	4,768,221
12,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-1A, Class A1, 5.203% (30-DAY AVERAGE SOFR +0.900%), 3/15/2029	11,996,342
11,000,000		NextGear Floorplan Master Owner Trust 2025-1A, Class B, 4.890%, 2/15/2030	11,007,901
17,000,000	[1]	Nissan Master Owner Trust Receivables 2024-A, Class A, 4.973% (30-DAY AVERAGE SOFR +0.670%), 2/15/2028	17,031,405
1,300,000		PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	1,297,620
1,582,000		PenFed Auto Receivables Owner Trust 2022-A, Class C, 4.830%, 12/15/2028	1,582,441
800,000		PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	799,258
5,584,789	[1]	Porsche Innovative Lease Owner Trust 2024-2A, Class A2B, 4.741% (30-DAY AVERAGE SOFR +0.440%), 12/21/2026	5,586,786
5,500,000		Santander Bank Auto Credit-Linked Notes 2024-B, Class D, 5.483%, 1/18/2033	5,507,996
3,850,000		Santander Bank Auto Credit-Linked Notes 2024-B, Class E, 6.799%, 1/18/2033	3,855,493
1,500,000		Santander Consumer Auto Receivables Trust 2021-AA, Class D, 1.570%, 1/15/2027	1,489,867
1,750,000		Santander Consumer Auto Receivables Trust 2021-AA, Class E, 3.280%, 3/15/2027	1,734,933

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 2,060,971		Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	$ 2,050,966
6,002,558		Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	6,006,420
3,600,000		Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	3,642,154
20,000,000		Santander Drive Auto Receivables Trust 2024-2, Class D, 6.280%, 8/15/2031	20,606,813
15,000,000		Santander Drive Auto Receivables Trust 2024-4, Class D, 5.320%, 12/15/2031	15,184,750
19,000,000		Santander Drive Auto Receivables Trust 2024-5, Class D, 5.140%, 2/17/2032	19,142,612
20,500,000		Santander Drive Auto Receivables Trust 2025-1, Class D, 5.430%, 3/17/2031	20,886,330
13,500,000		Santander Drive Auto Receivables Trust 2025-2, Class D, 5.470%, 5/15/2031	13,761,502
6,000,000		SBNA Auto Lease Trust 2024-A, Class D, 6.040%, 4/15/2030	6,103,003
4,225,000		SBNA Auto Receivables Trust 2024-A, Class C, 5.590%, 1/15/2030	4,289,675
6,500,000		SBNA Auto Receivables Trust 2024-A, Class E, 8.000%, 4/15/2032	6,860,405
4,525,000		SBNA Auto Receivables Trust 2025-SF1, Class D, 5.340%, 9/15/2031	4,542,251
1,175,000		SBNA Auto Receivables Trust 2025-SF1, Class E, 6.740%, 10/15/2031	1,183,025
2,815,003		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	2,824,828
2,412,859		Securitized Term Auto Receivables Trust 2025-A, Class C, 5.185%, 7/25/2031	2,421,268
2,815,003		Securitized Term Auto Receivables Trust 2025-A, Class D, 6.746%, 7/25/2031	2,851,639
4,750,000		Securitized Term Auto Receivables Trust 2025-B, Class C, 5.121%, 12/29/2032	4,766,282
4,750,000		Securitized Term Auto Receivables Trust 2025-B, Class D, 5.488%, 12/29/2032	4,766,198
5,500,000		SFS Auto Receivables Securitization Trust 2023-1A, Class B, 5.710%, 1/22/2030	5,624,304
6,950,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	7,123,602
4,000,000		SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	4,069,043
5,000,000		SFS Auto Receivables Securitization Trust 2024-2A, Class C, 5.540%, 2/20/2032	5,134,686
7,485,000		Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA, Class C, 5.080%, 8/20/2029	7,522,725
18,500,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	18,546,994
10,000,000		Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	10,065,023
6,850,000		Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	6,897,900
12,400,000		Tesla Auto Lease Trust 2024-B, Class C, 5.490%, 12/20/2028	12,501,916
7,173,924		The Huntington National Bank 2025-1, Class B, 4.957%, 3/21/2033	7,210,962
2,141,763		U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	2,165,263
3,000,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	2,984,660
2,530,211		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	2,510,748
		TOTAL	742,686,638
		Credit Card—5.4%
8,000,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	8,165,575
10,000,000	[1]	Barclays Dryrock Issuance Trust 2023-2A, Class A, 5.203% (30-DAY AVERAGE SOFR +0.900%), 8/15/2028	10,017,057
5,000,000		Cards II Trust 2024-1A, Class B, 5.450%, 7/16/2029	5,033,837
5,000,000		Cards II Trust 2024-1A, Class C, 5.840%, 7/16/2029	5,051,493
5,000,000		Cards II Trust 2025-1A, Class B, 5.070%, 3/17/2031	5,069,547
7,392,000		Cards II Trust 2025-1A, Class C, 5.420%, 3/17/2031	7,450,388
3,000,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.230%, 12/8/2027	3,008,589
6,400,000		Evergreen Credit Card Trust 2024-CRT4, Class B, 5.250%, 10/15/2028	6,414,114
6,000,000		Evergreen Credit Card Trust 2024-CRT4, Class C, 5.640%, 10/15/2028	6,026,680
4,950,000		Evergreen Credit Card Trust Series 2025-CRT5, Class B, 5.240%, 5/15/2029	4,995,099
3,100,000		Evergreen Credit Card Trust Series 2025-CRT5, Class C, 5.530%, 5/15/2029	3,130,761
5,000,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	5,025,520
8,000,000		First National Master Note Trust 2023-2, Class A, 5.770%, 9/15/2029	8,142,134
5,300,000		First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	5,408,357
4,250,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	4,077,807
4,000,000		Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	3,839,619
8,227,000		Golden Credit Card Trust 2022-4A, Class CR, 7.930%, 9/15/2027	8,244,675

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 3,625,000		Master Credit Card Trust 2023-1A, Class B, 5.140%, 6/21/2027	$ 3,622,084
2,750,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	2,753,801
3,150,000		Master Credit Card Trust 2023-2A, Class B, 6.260%, 1/21/2027	3,148,732
6,100,000		Master Credit Card Trust 2023-2A, Class C, 6.890%, 1/21/2027	6,066,551
1,650,000		Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,706,951
5,000,000		Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	5,169,820
2,750,000		Master Credit Card Trust 2024-1A, Class B, 5.530%, 1/21/2028	2,753,892
3,500,000		Master Credit Card Trust 2024-1A, Class C, 6.020%, 1/21/2028	3,504,858
7,174,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	7,162,121
3,305,000		Trillium Credit Card Trust II 2023-1A, Class C, 6.060%, 3/26/2031	3,299,289
6,500,000		Trillium Credit Card Trust II 2023-3A, Class B, 6.256%, 8/26/2028	6,505,859
6,000,000		Trillium Credit Card Trust II 2023-3A, Class C, 6.937%, 8/26/2028	6,003,553
3,000,000		Trillium Credit Card Trust II 2024-1A, Class B, 5.501%, 12/26/2028	3,009,010
2,500,000		Trillium Credit Card Trust II 2024-1A, Class C, 5.989%, 12/26/2028	2,502,690
		TOTAL	156,310,463
		Equipment Lease—3.6%
3,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	3,502,024
2,500,000		Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	2,508,737
10,000,000		Dell Equipment Finance Trust 2023-3, Class B, 6.050%, 4/23/2029	10,125,955
5,500,000		Dell Equipment Finance Trust 2023-3, Class C, 6.170%, 4/23/2029	5,569,345
3,500,000		Dell Equipment Finance Trust 2023-3, Class D, 6.750%, 10/22/2029	3,542,094
2,000,000		Dell Equipment Finance Trust 2024-1, Class B, 5.530%, 3/22/2030	2,030,060
1,000,000		Dell Equipment Finance Trust 2024-1, Class C, 5.730%, 3/22/2030	1,013,623
2,000,000		Dell Equipment Finance Trust 2024-1, Class D, 6.120%, 9/23/2030	2,025,947
1,030,000		Dell Equipment Finance Trust 2025-1, Class B, 4.960%, 2/24/2031	1,037,683
1,730,000		Dell Equipment Finance Trust 2025-1, Class C, 5.250%, 2/24/2031	1,750,426
1,460,000		Dell Equipment Finance Trust 2025-1, Class D, 5.640%, 8/22/2031	1,478,818
1,741,075		DLLAD LLC 2024-1A, Class A2, 5.500%, 8/20/2027	1,749,781
6,700,000		DLLST LLC 2024-1A, Class A3, 144A, 5.050%, 8/20/2027	6,721,969
4,000,000		Great America Leasing Receivables 2023-1, Class B, 5.210%, 3/15/2030	4,067,743
3,000,000		Great America Leasing Receivables 2023-1, Class C, 5.500%, 3/17/2031	3,066,940
3,700,000		Great America Leasing Receivables 2024-1, Class B, 5.180%, 12/16/2030	3,779,316
1,225,000		Great America Leasing Receivables 2024-1, Class C, 5.430%, 12/15/2031	1,254,519
11,760,000		Great America Leasing Receivables 2024-2, Class B, 5.230%, 5/15/2031	11,957,945
8,000,000		Great America Leasing Receivables 2025-1, Class B, 4.770%, 1/15/2032	7,997,780
3,000,000		Great America Leasing Receivables 2025-1, Class C, 5.010%, 1/18/2033	3,025,474
7,000,000		HPEFS Equipment Trust 2023-2A, Class D, 6.970%, 7/21/2031	7,103,772
7,700,000		HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 11/20/2031	7,775,383
10,500,000		HPEFS Equipment Trust 2024-2A, Class D, 5.820%, 4/20/2032	10,720,629
1,875,185		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	1,880,736
		TOTAL	105,686,699
		Home Equity Loan—0.0%
28,888	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 5.173% (CME Term SOFR 1 Month +0.854%), 8/25/2034	29,015
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	29,015
		Manufactured Housing—0.0%
1,610		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	1,614
		Other—3.2%
10,500,000	[1]	PFS Financing Corp. 2023-D, Class B, 5.953% (30-DAY AVERAGE SOFR +1.650%), 8/15/2027	10,526,186
7,600,000	[1]	PFS Financing Corp. 2024-A, Class B, 5.603% (30-DAY AVERAGE SOFR +1.300%), 1/15/2028	7,616,458

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 20,000,000	[1]	PFS Financing Corp. 2024-C, Class A, 5.103% (30-DAY AVERAGE SOFR +0.800%), 4/15/2028	$ 20,114,020
3,500,000	[1]	PFS Financing Corp. 2024-C, Class B, 5.503% (30-DAY AVERAGE SOFR +1.200%), 4/15/2028	3,509,826
3,000,000		PFS Financing Corp. 2024-E, Class B, 5.140%, 7/15/2028	3,012,018
5,000,000		PFS Financing Corp. 2024-F, Class B, 4.990%, 8/15/2029	4,995,357
10,000,000		Verizon Master Trust 2023-5, Class C, 6.090%, 9/8/2028	10,204,559
9,000,000		Verizon Master Trust 2023-6, Class C, 5.050%, 9/22/2031	9,054,487
7,250,000		Verizon Master Trust 2024-1, Class C, 5.490%, 12/20/2028	7,340,022
2,528,000		Verizon Master Trust 2025-1, Class C, 5.090%, 1/21/2031	2,582,695
8,400,000		Verizon Master Trust 2025-3, Class C, 4.900%, 3/20/2030	8,472,427
5,065,000		Verizon Master Trust 2025-5, Class C, 4.840%, 6/20/2031	5,088,994
		TOTAL	92,517,049
		Student Loans—5.0%
1,208,310	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 5.099% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	1,210,315
3,209,554	[1]	Navient Student Loan Trust 2019-D, Class A2B, 5.476% (CME Term SOFR 1 Month +1.164%), 12/15/2059	3,204,442
5,413,850		Navient Student Loan Trust 2020-GA, Class A, 144A, 1.170%, 9/16/2069	5,043,046
3,803,735		Navient Student Loan Trust 2020-HA, Class A, 144A, 1.310%, 1/15/2069	3,554,769
10,003,202		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	9,122,108
30,026,810		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	27,337,414
23,320,765		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	20,921,274
28,098,754		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	24,515,627
1,712,787	[1]	Navient Student Loan Trust 2023-BA, Class A1B, 6.003% (30-DAY AVERAGE SOFR +1.700%), 3/15/2072	1,729,940
4,076,601	[1]	Nelnet Student Loan Trust 2021-CA, Class AFL, 5.172% (CME Term SOFR 1 Month +0.854%), 4/20/2062	4,054,309
24,416,221	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 5.122% (CME Term SOFR 1 Month +0.804%), 4/20/2062	24,015,687
5,302,196	[1]	SMB Private Education Loan Trust 2021-D, Class A1B, 5.026% (CME Term SOFR 1 Month +0.714%), 3/17/2053	5,230,586
13,587,093	[1]	SMB Private Education Loan Trust 2021-E, Class A1B, 5.056% (CME Term SOFR 1 Month +0.744%), 2/15/2051	13,413,736
		TOTAL	143,353,253
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,241,026,482)	1,240,584,731
		CORPORATE BONDS—25.7%
		Communications - Cable & Satellite—0.1%
3,820,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	3,894,196
		Consumer Cyclical - Automotive—5.3%
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.069% (SOFR +0.720%), 10/22/2027	10,002,312
12,500,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.184% (SOFR +0.840%), 1/13/2028	12,459,747
10,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.809% (SOFR +1.450%), 11/5/2026	9,957,879
18,605,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 6/10/2026	18,862,673
9,985,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.000%, 7/15/2027	10,048,841
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.418% (SOFR +1.040%), 2/26/2027	9,977,594
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.632% (SOFR +1.290%), 1/7/2030	9,783,634
8,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	8,076,737
6,000,000	[1]	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.678% (SOFR +1.320%), 11/3/2025	6,018,253
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	6,095,462
13,795,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.218% (SOFR +0.850%), 11/15/2027	13,756,701
10,000,000	[1]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.448% (SOFR +2.050%), 9/13/2027	9,880,658
7,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	7,591,635
3,000,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 5.350%, 3/17/2028	3,025,572
7,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 5.130% (SOFR +0.770%), 8/7/2026	7,031,457
10,000,000	[1]	Volkswagen Group of America Finance LLC, 144A, 5.235% (SOFR +0.830%), 3/20/2026	10,002,335
2,000,000	[1]	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 5.471% (SOFR +1.060%), 3/25/2027	1,998,260
		TOTAL	154,569,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—0.1%
$ 1,660,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	$ 1,661,253
		Consumer Non-Cyclical - Food/Beverage—0.3%
1,820,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 5/1/2030	1,835,616
1,272,000	[1]	Keurig Dr Pepper, Inc., 5.280% (SOFR - SOFR Compounded +0.880%), 3/15/2027	1,279,931
6,070,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	6,260,229
		TOTAL	9,375,776
		Consumer Non-Cyclical - Health Care—0.5%
3,340,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	3,344,842
4,600,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	4,700,667
5,385,000	[1]	HCA, Inc., Sr. Unsecd. Note, 5.256% (SOFR +0.870%), 3/1/2028	5,417,992
		TOTAL	13,463,501
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
3,420,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	3,476,868
		Energy - Midstream—0.7%
2,825,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.055%, 8/15/2026	2,860,363
1,555,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	1,583,094
6,130,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 10/1/2026	6,196,112
5,895,000		ONEOK, Inc., Sr. Unsecd. Note, 5.550%, 11/1/2026	5,977,704
4,805,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.900%, 9/15/2030	4,847,477
		TOTAL	21,464,750
		Financial Institution - Banking—14.3%
21,550,000	[1]	American Express Co., Sr. Unsecd. Note, 5.008% (SOFR +0.650%), 11/4/2026	21,594,475
6,000,000	[1]	American Express Co., Sr. Unsecd. Note, 5.613% (SOFR +1.260%), 4/25/2029	6,056,987
10,000,000	[1]	Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, 144A, 5.249% (SOFR +0.850%), 12/16/2029	10,103,755
15,000,000	[1,3]	Bank of America Corp., Sr. Unsecd. Note, 5.322% (SOFR +0.970%), 7/22/2027	15,060,371
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series frn, 5.182% (SOFR +0.830%), 1/24/2029	4,995,655
5,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, 5.390% (SOFR +1.020%), 8/18/2026	5,032,292
10,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 5.019% (SOFR +0.620%), 9/15/2026	10,008,910
15,000,000	[1,3]	Bank of New Zealand, Sr. Unsecd. Note, 144A, 5.165% (SOFR +0.810%), 1/27/2027	15,029,007
20,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 5.009% (SOFR +0.610%), 9/15/2026	20,037,234
10,000,000	[1]	BNP Paribas S.A., 144A, 5.842% (SOFR +1.430%), 5/9/2029	10,102,240
10,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 5.064% (SOFR +0.720%), 1/13/2028	9,994,708
7,690,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 5.069% (SOFR +0.708%), 8/6/2026	7,709,553
5,000,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 5.082% (SOFR +0.712%), 11/19/2027	5,004,492
15,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 5.161% (SOFR +0.770%), 6/9/2027	15,015,798
8,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 5.658% (SOFR +1.280%), 2/24/2028	8,061,648
3,770,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	3,905,571
3,675,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	3,765,144
25,975,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 4.742% (SOFR +0.400%), 7/7/2025	25,976,416
10,000,000	[1]	Credit Agricole S.A., 144A, 5.474% (SOFR +1.130%), 1/9/2029	10,018,767
8,825,000	[1]	Fifth Third Bank, N.A., Sr. Unsecd. Note, 5.165% (SOFR +0.810%), 1/28/2028	8,825,149
12,275,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.269% (SOFR +0.920%), 10/21/2027	12,303,909
9,375,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.498% (SOFR +1.120%), 2/24/2028	9,407,248
10,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 5.181% (SOFR +0.790%), 12/9/2026	10,016,263
5,000,000	[1]	Huntington National Bank, Sr. Unsecd. Note, 5.064% (SOFR +0.726%), 4/12/2028	4,997,958
12,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.171% (SOFR +0.765%), 9/22/2027	12,532,841
19,950,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, Series FRN, 5.152% (SOFR +0.800%), 1/24/2029	19,952,231
2,665,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 4.833%, 1/16/2029	2,687,499
6,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, Series BKNT, 5.427% (SOFR +1.080%), 1/14/2028	6,037,081
20,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.367% (SOFR +1.020%), 4/13/2028	20,119,237

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 7,000,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 5.134% (SOFR +0.790%), 1/14/2030	$ 7,044,272
5,000,000	[1]	Natwest Group PLC, Sr. Unsecd. Note, 5.473% (SOFR +1.100%), 5/23/2029	5,003,782
9,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 5.174% (SOFR +0.760%), 9/29/2026	9,026,425
10,000,000	[1]	PNC Bank, N.A., Sr. Unsecd. Note, 4.845% (SOFR +0.500%), 1/15/2027	10,004,824
3,865,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 6.615%, 10/20/2027	3,974,318
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 5.182% (SOFR +0.830%), 1/24/2029	9,986,931
4,500,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 5.299% (SOFR - SOFR Compounded +0.950%), 1/19/2027	4,530,012
6,000,000	[1]	Standard Chartered PLC, Sr. Unsecd. Note, 144A, 6.045% (SOFR +1.680%), 5/13/2031	6,066,409
2,285,000	[1]	State Street Corp., Sr. Unsecd. Note, 5.302% (SOFR +0.950%), 4/24/2028	2,296,234
10,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, 5.431% (SOFR +1.030%), 12/17/2029	10,006,366
8,000,000		U.S. Bank, N.A., Sr. Unsecd. Note, 4.730%, 5/15/2028	8,042,861
13,045,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 5.132% (SOFR +0.780%), 1/24/2028	13,057,029
5,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, 5.055% (SOFR +0.710%), 1/15/2026	5,010,544
6,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, 5.466% (SOFR +1.070%), 12/11/2026	6,047,984
		TOTAL	414,450,430
		Financial Institution - Finance Companies—0.6%
7,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.750%, 6/6/2028	7,244,035
7,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	7,155,854
4,210,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.737%, 5/15/2029	4,285,845
		TOTAL	18,685,734
		Financial Institution - Insurance - Life—1.0%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	5,123,804
10,000,000	[1]	MassMutual Global Funding II, Sec. Fac. Bond, 144A, 5.084% (SOFR +0.740%), 4/9/2027	10,048,774
6,000,000		Met Tower Global Funding, Sec. Fac. Bond, 144A, 4.850%, 1/16/2027	6,065,143
7,690,000	[1]	Metropolitan Life Global Funding I, Sec. Fac. Bond, 144A, 5.096% (SOFR +0.700%), 6/11/2027	7,699,824
		TOTAL	28,937,545
		Financial Institution - Insurance - P&C—0.3%
4,500,000		Aon North America, Inc., Sr. Unsecd. Note, 5.125%, 3/1/2027	4,555,104
2,940,000	[1]	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 5.061% (SOFR +0.700%), 11/8/2027	2,947,789
		TOTAL	7,502,893
		Technology—1.4%
9,570,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2027	9,710,515
15,340,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	15,623,530
15,000,000	[1]	Oracle Corp., Sr. Unsecd. Note, 5.119% (SOFR +0.760%), 8/3/2028	15,071,462
		TOTAL	40,405,507
		Transportation - Services—0.1%
1,985,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.350%, 1/12/2027	2,008,115
		Utility - Electric—0.5%
4,535,000		American Electric Power Co., Inc., Jr. Sub. Note, 5.699%, 8/15/2025	4,538,712
3,385,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	3,488,400
7,230,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.158% (SOFR +0.800%), 2/4/2028	7,267,933
		TOTAL	15,295,045
		Utility - Natural Gas—0.4%
10,000,000		Sempra Energy, Sr. Unsecd. Note, 5.400%, 8/1/2026	10,099,473
		TOTAL CORPORATE BONDS (IDENTIFIED COST $741,160,164)	745,290,836
		COLLATERALIZED MORTGAGE OBLIGATIONS—13.2%
	[1]	Federal Home Loan Mortgage Corporation—8.3%
536,223		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 4.818% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	535,103
363,817		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 4.938% (30-DAY AVERAGE SOFR +0.634%), 12/15/2035	361,511

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation—continued
$ 97,346		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 4.878% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	$ 96,738
397,069		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 4.828% (30-DAY AVERAGE SOFR +0.524%), 5/15/2036	394,040
152,588		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 4.798% (30-DAY AVERAGE SOFR +0.494%), 5/15/2036	151,735
84,199		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 4.903% (30-DAY AVERAGE SOFR +0.599%), 8/15/2035	83,586
33,464		Federal Home Loan Mortgage Corp. REMIC, Series 3191, Class FE, 4.818% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	33,105
137,121		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 4.718% (30-DAY AVERAGE SOFR +0.414%), 9/15/2036	134,906
146,669		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 4.818% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	145,065
40,938		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 4.818% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	40,544
29,529		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 4.868% (30-DAY AVERAGE SOFR +0.564%), 7/15/2037	29,223
603,700		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 5.018% (30-DAY AVERAGE SOFR +0.714%), 11/15/2037	600,142
500,926		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 4.838% (30-DAY AVERAGE SOFR +0.534%), 11/15/2037	496,076
56,825		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 5.168% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	56,903
157,223		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 5.328% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	158,253
1,106,355		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 4.748% (30-DAY AVERAGE SOFR +0.444%), 4/15/2041	1,103,784
779,947		Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 4.768% (30-DAY AVERAGE SOFR +0.464%), 8/15/2043	768,269
14,916,133		Federal Home Loan Mortgage Corp. REMIC, Series 4494, Class FL, 4.698% (30-DAY AVERAGE SOFR +0.394%), 7/15/2045	14,600,817
793,217		Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 4.818% (30-DAY AVERAGE SOFR +0.514%), 8/15/2046	782,000
1,475,352		Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 4.768% (30-DAY AVERAGE SOFR +0.464%), 7/15/2047	1,433,401
10,456,790		Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 4.819% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	10,316,793
3,188,941		Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 4.819% (30-DAY AVERAGE SOFR +0.514%), 9/25/2049	3,151,885
15,469,790		Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 4.869% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	15,185,799
11,925,683		Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 4.769% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	11,761,803
26,858,348		Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 4.869% (30-DAY AVERAGE SOFR +0.564%), 7/25/2050	25,976,304
6,374,010		Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 4.555% (30-DAY AVERAGE SOFR +0.250%), 12/25/2050	6,061,931
32,375,181		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FQ, 5.352% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	32,168,744
18,120,463		Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 5.505% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	18,092,745
13,819,529		Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 5.505% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	13,784,563
27,498,286		Federal Home Loan Mortgage Corp. REMIC, Series 5449, Class FE, 5.405% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	27,456,945
20,788,435		Federal Home Loan Mortgage Corp. REMIC, Series 5474, Class FB, 5.455% (30-DAY AVERAGE SOFR +1.150%), 11/25/2054	20,693,725
25,701,074		Federal Home Loan Mortgage Corp. REMIC, Series FHR, Class GF, 5.255% (30-DAY AVERAGE SOFR +0.950%), 7/25/2054	25,559,343

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation—continued
$ 9,252,538		Federal Home Loan Mortgage Corp. REMIC, Series K-F121, Class AS, 4.491% (30-DAY AVERAGE SOFR +0.180%), 8/25/2028	$ 9,193,932
		TOTAL	241,409,713
	[1]	Federal National Mortgage Association—2.6%
47,864		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 5.415% (30-DAY AVERAGE SOFR +1.114%), 12/18/2032	48,192
106,412		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 4.849% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	105,822
599,483		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 4.819% (30-DAY AVERAGE SOFR +0.514%), 7/25/2036	594,110
124,346		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 4.769% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	123,300
421,383		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 4.769% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	416,638
176,120		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 4.719% (30-DAY AVERAGE SOFR +0.414%), 12/25/2036	173,826
274,225		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 4.639% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	271,703
1,967,509		Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 4.649% (30-DAY AVERAGE SOFR +0.344%), 3/25/2037	1,934,744
220,566		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 4.879% (30-DAY AVERAGE SOFR +0.574%), 9/25/2037	218,550
126,794		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 4.869% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	125,614
61,259		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 5.419% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	61,815
8,730		Federal National Mortgage Association REMIC, Series 2009-63, Class FB, 4.919% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	8,706
155,331		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 5.269% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	156,113
3,485,151		Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 4.819% (30-DAY AVERAGE SOFR +0.514%), 10/25/2040	3,461,880
1,404,260		Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 4.769% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	1,376,103
14,413,632		Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 4.719% (30-DAY AVERAGE SOFR +0.414%), 12/25/2048	14,158,371
1,018,318		Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 4.819% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	1,006,412
11,486,267		Federal National Mortgage Association REMIC, Series 2019-50, Class FA, 4.869% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	11,306,895
5,141,728		Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 4.819% (30-DAY AVERAGE SOFR +0.514%), 7/25/2050	4,988,940
8,870,144		Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 4.719% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	8,396,397
27,399,295		Federal National Mortgage Association REMIC, Series 2024-22, Class FB, 5.305% (30-DAY AVERAGE SOFR +1.000%), 5/25/2054	27,366,742
		TOTAL	76,300,873
	[1]	Government National Mortgage Association—1.2%
789,652		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 4.796% (CME Term SOFR 1 Month +0.464%), 11/20/2062	789,650
422,908		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 4.986% (CME Term SOFR 1 Month +0.654%), 7/20/2063	424,072
215,469		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 4.996% (CME Term SOFR 1 Month +0.664%), 7/20/2063	216,094
31,969,865		Government National Mortgage Association REMIC, Series 2024-114, Class FA, 5.345% (30-DAY AVERAGE SOFR +1.000%), 7/20/2054	31,919,577
		TOTAL	33,349,393

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—1.1%
$ 18,977,482		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	$ 19,216,589
72,069	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 5.535% (CME Term SOFR 1 Month +1.214%), 11/20/2035	54,865
25,449	[1]	Impac CMB Trust 2004-7, Class 1A2, 5.353% (CME Term SOFR 1 Month +1.034%), 11/25/2034	25,116
66,762	[1]	Impac CMB Trust 2004-9, Class 1A2, 5.313% (CME Term SOFR 1 Month +0.994%), 1/25/2035	64,996
10,944,668	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 4.971% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	10,264,100
68,876	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 5.126% (CME Term SOFR 1 Month +0.814%), 11/15/2031	65,811
373,788		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	320,736
164,132	[1]	Washington Mutual 2006-AR1, Class 2A1B, 5.468% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	153,068
273,393	[1]	Washington Mutual 2006-AR15, Class 1A, 5.238% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	250,334
154,461	[1]	Washington Mutual 2006-AR17, Class 1A, 4.068% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	131,228
		TOTAL	30,546,843
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $386,122,919)	381,606,822
		COMMERCIAL MORTGAGE-BACKED SECURITIES—6.6%
		Commercial Mortgage—3.4%
20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 5.858% (CME Term SOFR 1 Month +1.547%), 7/15/2035	19,988,322
4,200,000		CHI Commercial Mortgage Trust 2025-SFT, Class B, 6.066%, 4/15/2042	4,245,369
1,750,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class B, 6.161% (CME Term SOFR 1 Month +1.850%), 12/15/2039	1,746,169
4,875,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class C, 6.461% (CME Term SOFR 1 Month +2.150%), 12/15/2039	4,862,805
7,000,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.904% (CME Term SOFR 1 Month +1.593%), 11/15/2039	7,000,013
2,000,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class C, 6.553% (CME Term SOFR 1 Month +2.242%), 11/15/2039	1,998,748
22,000,000	[1]	JW Commercial Mortgage Trust 2 2024-MRCO, Class C, 6.701% (CME Term SOFR 1 Month +2.390%), 6/15/2039	21,945,020
23,000,000	[1]	ORL Trust 2024-GLKS, Class B, 6.203% (CME Term SOFR 1 Month +1.892%), 12/15/2039	22,964,067
2,600,000	[1]	TEXAS 2025-TWR, Class B, 5.904% (CME Term SOFR 1 Month +1.592%), 4/15/2042	2,593,495
1,400,000	[1]	TEXAS 2025-TWR, Class C, 6.453% (CME Term SOFR 1 Month +2.141%), 4/15/2042	1,399,998
9,000,000	[1]	TEXAS Commercial Mortgage Trust 2025-TWR, Class A, 5.604% (CME Term SOFR 1 Month +1.293%), 4/15/2042	8,983,120
		TOTAL	97,727,126
		Consumer Cyclical - Leisure—0.4%
11,900,000	[1]	Waikiki Beach Hotel Trust 2025-WBM, Class A, 6.056% (CME Term SOFR 1 Month +1.742%), 6/15/2042	11,869,643
		Federal Home Loan Mortgage Corporation—2.8%
6,265,089	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 4.896% (30-DAY AVERAGE SOFR +0.584%), 5/25/2030	6,242,018
496,027	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 4.776% (30-DAY AVERAGE SOFR +0.464%), 8/25/2030	495,137
9,883,954	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 4.756% (30-DAY AVERAGE SOFR +0.444%), 9/25/2030	9,874,163
3,382,591	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 4.756% (30-DAY AVERAGE SOFR +0.444%), 10/25/2030	3,373,114
6,156,120	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 4.706% (30-DAY AVERAGE SOFR +0.394%), 10/25/2027	6,144,005
11,990,517	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 4.726% (30-DAY AVERAGE SOFR +0.414%), 11/25/2030	11,954,266
12,798,490	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 4.686% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	12,749,605
11,392,578	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 4.686% (30-DAY AVERAGE SOFR +0.374%), 12/25/2030	11,352,288
18,277,221	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 4.596% (30-DAY AVERAGE SOFR +0.284%), 12/25/2030	18,150,863
		TOTAL	80,335,459
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $190,222,083)	189,932,228

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—1.4%
		Federal Home Loan Mortgage Corporation—0.7%
$ 22,092,750		Federal Home Loan Mortgage Corp., Pool SD8431, 5.500%, 5/1/2054	$ 22,096,057
		Federal National Mortgage Association—0.7%
198,450		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	208,967
19,004,652		Federal National Mortgage Association, Pool DB0774, 6.000%, 3/1/2054	19,322,072
		TOTAL	19,531,039
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $41,396,759)	41,627,096
	[1]	AGENCY RISK TRANSFER SECURITIES—0.8%
12,000,000		FNMA - CAS 2023-R05, Series 2023-R05, Class 1M2, 7.406% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	12,518,303
11,000,000		FNMA CAS 2023-R08, Series 2023-R08, Class 1M2, 6.805% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043	11,298,914
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $23,000,000)	23,817,217
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
182,671		FNMA ARM, 4.191%, 8/1/2033	178,682
11,253		FNMA ARM, 4.627%, 4/1/2030	11,119
163,586		FNMA ARM, 4.756%, 7/1/2034	160,670
24,730		FNMA ARM, 5.897%, 5/1/2040	24,719
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $387,214)	375,190
		INVESTMENT COMPANIES—9.1%
10,197,085		Bank Loan Core Fund	87,796,900
142,534,649		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[4]	142,534,649
3,579,196		Project and Trade Finance Core Fund	31,819,048
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $262,946,783)	262,150,597
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $2,886,262,404)	2,885,384,717
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	8,048,114
		NET ASSETS—100%	$2,893,432,831
At June 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
United States Treasury Notes 5-Year Short Futures	625	$68,125,000	September 2025	$(675,234)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2025, were as follows:
Affiliates	Value as of 9/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2025	Shares Held as of 6/30/2025	Dividend Income
Bank Loan Core Fund	$40,652,847	$47,880,699	$—	$(736,646)	$—	$87,796,900	10,197,085	$3,880,604
Federated Hermes Government Obliga- tions Fund, Premier Shares*	$133,309,053	$1,010,785,078	$(1,001,559,482)	$—	$—	$142,534,649	142,534,649	$4,478,958
High Yield Bond Core Fund	$46,266,937	$1,072,208	$(46,742,388)	$(1,532,500)	$935,743	$—	—	$945,181
Project and Trade Finance Core Fund	$30,000,000	$1,714,975	$—	$104,073	$—	$31,819,048	3,579,196	$1,715,427
TOTAL OF AFFILIATED TRANSAC- TIONS	$250,228,837	$1,061,452,960	$(1,048,301,870)	$(2,165,073)	$935,743	$262,150,597	156,310,930	$11,020,170

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of June 30, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$705,788	$729,100

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$1,240,584,731	$0	$1,240,584,731
Corporate Bonds	—	745,290,836	—	745,290,836
Collateralized Mortgage Obligations	—	381,606,822	—	381,606,822
Commercial Mortgage-Backed Securities	—	189,932,228	—	189,932,228
Mortgage-Backed Securities	—	41,627,096	—	41,627,096
Agency Risk Transfer Securities	—	23,817,217	—	23,817,217
Adjustable Rate Mortgages	—	375,190	—	375,190
Investment Companies	230,331,549	—	—	230,331,549
Other Investments[1]	—	—	—	31,819,048
TOTAL SECURITIES	$230,331,549	$2,623,234,120	$0	$2,885,384,717
Other Financial Instruments:[2]
Liabilities	$(675,234)	$—	$—	$(675,234)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $31,819,048 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate